Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2024
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Customer
A	*	*	120,796	16,549
B	*	*	100,000	13,700
C	*	*	63,451	8,693
D	9,217	*	*	*
E	5,611	*	*	*
F	4,630	*	*	*
G	*	28,673	*	*
H	*	11,752	*	*

*	less than 10% of total revenues of the Group.

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
Suppliers accounting for 10% or more of total purchases of materials were:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Supplier
A	*	*	22,576	3,093
B	3,056	4,681	*	*
C	*	3,647	*	*

*	less than 10% of total purchase of materials of the Group.